Right-of-use Assets and Lease Liabilities (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use Assets And Lease Liabilities
Opening balance	$ 539,110	$ 151,790
Modification by extending the lease term		508,799
Less: amortization of ROU assets	(106,791)	(121,479)	$ (121,432)
Ending balance	$ 432,319	$ 539,110	$ 151,790